Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of Presentation

(a)	Basis of Presentation

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”). The consolidated financial statements are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Park Place Energy Corp. (“PPE Corp.”), Park Place Energy Bermuda (“PPE Bermuda”), BG Exploration EOOD (“BG Exploration”), Park Place Energy Turkey (“PPE Turkey”) and Trillion Energy A.S. (“Trillion A.S.”). The Company’s oil and gas operations are conducted jointly with its joint venture partner (Note 6).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

The joint arrangement meets the definition of a joint operation under IFRS 11, “Joint Arrangements” (“IFRS 11”); therefore, the Company’s share of the assets, liabilities, revenues and expenses are recorded in the consolidated financial statements. All intercompany balances and transactions are eliminated on consolidation.

The functional currency of BG Exploration is the Bulgarian Lev. The functional currency of the Company’s Turkish operations is the Turkish Lira (“₺”). The functional currency of the Company’s Bermuda subsidiary is the United States dollar (“USD”), and the function currency of PPE Corp is the USD. Prior to January 1, 2022, the functional currency of Trillion Energy International Inc. was USD. The Company redomiciled from United States to Canada and became a Canadian Company in January 2022, resulting in the parent’s expenditures being denominated primarily in Canadian dollar (“CAD”) and the Company being funded primarily from issuance of equity instruments which proceeds are in CAD. As a result, the Company determined that the functional currency of the parent was changed to CAD effective January 1, 2022.

The Company has accounted for the change in functional currency prospectively with no impact of this change on prior period comparative information. The Company has made an accounting policy choice to reassess the classification of financial instruments as liabilities or equity or vice versa as applicable when the functional currency of the Company or its subsidiaries changes. The policy will be applied consistently in the future.

A portion of the Company’s exploration and development activities are conducted jointly with others. The joint interests are accounted for on a proportionate consolidation basis and as a result the financial statements reflect only the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows from these activities.

Name of the joint arrangement	Nature of the relationship with the joint arrangement	Principal place of operation of joint arrangement	Proportion of participating share
South Akcakoca Sub-Basin (“SASB”)	Operator	Turkey	49%
Cendere	Participant	Turkey	19.6%

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on May 23, 2026.

Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain derivative liabilities, which are measured at fair value.

Hyperinflation

Due to various qualitative factors and developments with respect to the economic environment in Turkey, including but not limited to, the acceleration of multiple local inflation indices, the three-year cumulative inflation rate of the local Turkish wholesale price index exceeding 100% at the end of February 2022 and the significant devaluation of the Turkish Lira, Turkey has been designated a hyper-inflationary economy as of April 1, 2022 for accounting purposes.

Accordingly, IAS 29, Financial Reporting in Hyper-Inflationary Economies was adopted by the Company in its consolidated financial statements and applied to these consolidated financial statements in relation to PPE Turkey. The consolidated financial statements are based on the historical cost approach in IAS 29.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

The application of hyperinflation accounting requires restatement of PPE Turkey’s non-monetary assets and liabilities, equity and comprehensive income (loss) items from the original transaction date when they were first recognized into the current purchasing power which reflects a general price index current at the end of the reporting period. To measure the impact of inflation on its financial statements and results, the Company has elected to use the consumer price index (“CPI”) as published by the Turkish Statistical Institute “TURKSTAT”.

IAS 29 also requires the restatement of comparative periods for the effects of hyperinflation unless the comparatives were previously presented in a different presentation currency of a non-hyperinflationary economy. The consolidated financial statements of the Company are presented in US dollars, a stable currency, and as a result the comparative amounts do not require restatement.

On April 1, 2022, the Company recognized an adjustment of $473,907 for the impact of hyperinflation within accumulated other comprehensive loss related to the non-monetary assets held by PPE Turkey, which have been restated from the historic date when they were first recognized to the beginning of the reporting period (the “Opening Hyperinflation Adjustment”). On initial adoption of IAS 29, there is an accounting policy choice to recognize the Opening Hyperinflation Adjustment directly to opening equity or to other comprehensive income and the Company has elected to recognize this amount directly to opening equity.

The value of the CPI at December 31, 2025, was 3,514 (December 31, 2024 – 2,685 and December 31, 2023 – 1,859) and the movement in the CPI for the year ended December 31, 2025 was 829 (2024 – 826 and 2023 - 731), an increase of approximately 31% (2024 – 44% and 2023 – 65%). As a result, the Company recognized a net monetary gain of $12,791,869 for the year ended December 31, 2025 (2024 - $18,431,488 and 2023 - $18,984,099) to restate transactions into a measuring unit current as of each period end.

Use of Estimates and Judgments

(b)	Use of Estimates and Judgments

In the process of applying the Company’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Functional Currency

The functional currency for the Company and each of its subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of the functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Determination of Cash Generating Units (“CGUs”)

A CGU is the lowest grouping of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The allocation of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructure, and the way in which management monitors the operations.

Going Concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures and to meet its liabilities for the ensuing year, involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Asset Retirement Obligation

The Company recognizes obligation for the future decommissioning and restoration of the Company’s exploration and evaluation assets and oil and gas properties based on estimated future decommissioning and restoration costs. Management applies judgment in assessing the existence and extent as well as the expected method of reclamation of the Company’s decommissioning and restoration obligations at the end of each reporting period. Management also uses judgment to determine whether the nature of the activities performed is related to decommissioning and restoration activities or normal operating activities.

In the process of applying the Company’s accounting policies, management has made the following estimates, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Convertible Debt

During the year ended December 31, 2023, the Company completed a convertible debenture financing. The convertible debentures include certain conversion features and associated warrants which were valued using the option pricing model and required significant assumptions to be made by management to value.

Oil and Gas Reserves

The Company’s estimate of oil and gas reserves is considered in the measurement of depletion, depreciation, impairment, and decommissioning and restoration obligations. The estimation of reserves is an inherently complex process and involves the exercise of professional judgment. All reserves are evaluated annually by independent qualified reserves evaluators. Oil and gas reserves estimates are based on a range of geological, technical and economic factors, including projected future rates of production, projected future commodity prices, engineering data, and the timing and amount of future expenditures, all of which are subject to uncertainty. Estimates reflect market and regulatory conditions existing at the evaluation date, which could differ significantly from other points in time throughout the period, or future periods. Changes in market and regulatory conditions and assumptions, as well as climate change, and the evolving worldwide demand for energy and global advancement of alternative sources of energy that are not sourced from fossil fuels can materially impact the estimation of net reserves.

Allowance for Doubtful Accounts

Estimates are inherent in the on-going assessment of the recoverability of amounts receivable. The Company maintains an allowance for doubtful accounts to reflect the expected credit losses. Uncertainty relates to the actual collectability of customer balances that can vary from the Company’s estimation.

Asset Retirement Obligation

The Company recognizes obligation for the future decommissioning and restoration of the Company’s exploration and evaluation assets and oil and gas properties based on estimated future decommissioning and restoration costs. Actual costs are uncertain, and estimates may vary as a result of changes to relevant laws and regulations related to the use of certain technologies, the emergence of new technology, operating experience, prices and closure plans. The estimated timing of future decommissioning and restoration may change due to certain factors, including reserves life. Changes to estimates related to future expected costs, discount rates, inflation assumptions, and timing may have a material impact on the amounts presented.

Estimated Useful Lives and Depreciation of Equipment

Depreciation of equipment is dependent upon estimates of useful lives which are determined through the exercise of judgment. Changes to the estimated useful life of equipment could result in differences in their carrying amounts.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Leases – Estimating the Incremental Borrowing Rate

The Company cannot readily determine the interest rate implicit in leases where it is the lessee. As such, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of comparable value to the right-of-use asset in a similar economic environment. IBR therefore reflects what the Company “would have to pay”, which requires estimation when no observable rates are available or where the applicable rates need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and makes certain entity-specific estimates.

Leases – Estimating the Lease Term

The Company includes renewal options in the term of the lease when management deems that it is reasonably certain that the option will be exercised.

Impairment of Non-Current Assets

Management applies judgment in assessing the existence of impairment indicators based on various internal and external factors. The recoverable amount of assets is determined based on the higher of fair value less costs of disposal or value-in-use calculations. The key estimates the Company applies in determining the recoverable amount normally include estimated future commodity prices, discount rates, expected production volumes, future operating and development costs, income taxes, and operating margins. In determining the recoverable amount, management may also be required to make judgments regarding the likelihood of occurrence of a future event. Changes to these estimates and judgments will affect the recoverable amounts of assets and may then require a material adjustment to their related carrying value.

Stock-based Compensation

The cost of equity-settled stock-based transactions (options, warrants, and equity-settled RSUs) with directors, officers and employees are measured by reference to the fair value of the equity instruments. Estimating fair value for equity-settled stock-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the stock option. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

Cash-settled RSUs are accounted for as liability instruments and are measured at fair value based on the market value of the Company’s common shares at each reporting period. The fair value is recognized as stock-based compensation over the vesting period. Fluctuations in the fair values are recognized as stock-based compensation over the vesting period.

Fair Value of Derivative Liability

The Company’s warrants and conversion features with exercise prices denominated in a currency other the Company’s functional currency are recognized as derivatives measured at fair value through the consolidated statements of loss and comprehensive loss. Estimating fair value for derivative liability requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the issuance. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, risk-free interest rate, expected forfeiture rate and dividend yield of the derivatives. Changes to these estimates and judgments will affect the operating result and may then require a material adjustment.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Deferred Tax

Judgments are made by management at the end of the reporting period to determine the probability that deferred tax assets will be realized from future taxable earnings. Assessing the recoverability of deferred tax assets requires the Company to make judgments related to the expectations of future cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in consolidated statements of loss and comprehensive loss in the period in which the change occurs.

Cash and Cash Equivalents
(c)	Cash and Cash Equivalents
The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Amounts Receivable

(d)	Amounts Receivable

Amounts receivable consist primarily of oil and gas receivables. The Company has classified these as current assets in the consolidated statements of financial position because the Company expects repayment or recovery within the next 12 months. The Company evaluates these accounts receivable for collectability and, when necessary, records an expected credit loss. The Company deems all accounts receivable to be collectable and has not recorded any expected credit losses.

Property and Equipment

(e)	Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful life of the asset. The estimate useful lives are as follows: Motor vehicles – 3 years; furniture – 3 to 5 years; leasehold improvements – over the term of the lease and other equipment - 3 years.

Revenue Recognition

(f)	Revenue Recognition

Revenue from Contracts with Customers

The Company recognizes revenue when it satisfies its performance obligation(s) by transferring control over a product to a customer. Revenue is measured based on the consideration the Company expects to receive in exchange for those products.

Performance Obligations and Significant Judgments

The Company sells oil and natural gas products in Turkey. The Company enters into contracts that generally include one type of distinct product in variable quantities and priced based on a specific index related to the type of product.

The oil and natural gas are typically sold in an unprocessed state to processors and other third parties for processing and sale to customers. The Company recognizes revenue at a point in time when control of the oil is transferred. For oil sales, control is typically transferred to the customer upon receipt at the wellhead or a contractually agreed upon delivery point. Under the Company’s natural gas contracts with processors, control transfers upon delivery at the wellhead or the inlet of the processing entity’s system. For the Company’s other natural gas contracts, control transfers upon delivery at the inlet or to a contractually agreed upon delivery point. In the cases where the Company sells to a processor, the Company has determined that the Company is the principal in the arrangement and the processors are the Company’s customers. The Company recognizes the revenue in these contracts based on the net proceeds received from the processor.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

For the Company’s product sales that have a contract term greater than one year, the Company uses the practical expedient in IFRS 15 Paragraph 121(a) which states the Company is not required to disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to an unsatisfied performance obligation. Under these sales contracts, each unit of product represents a separate performance obligation; therefore, future volumes are unsatisfied, and disclosure of the transaction price allocated to remaining performance obligations is not required. The Company has no unsatisfied performance obligations at the end of each reporting period.

The Company does not believe that significant judgments are required with respect to the determination of the transaction price, including any variable consideration identified. There is a low level of uncertainty due to the precision of measurement and use of index-based pricing with predictable differentials. Additionally, any variable consideration identified is not constrained.

Evaluation and Exploration Assets

(g)	Evaluation and Exploration Assets

Pre-license exploration costs are recognized in the consolidated statements of loss and comprehensive loss as incurred.

The costs to acquire non-producing oil and gas properties or licenses to explore, drill exploratory wells and the costs to evaluate the commercial potential of underlying resources, including related borrowing costs, are initially capitalized as exploration and evaluation assets.

Exploration and evaluation assets are subject to technical, commercial and management review to confirm the continued intent to develop and extract the underlying resources. If an area or exploration well is no longer considered commercially viable, the related capitalized costs are charged to exploration expense.

Exploration and evaluation assets are not subject to depreciation and depletion. When management determines with reasonable certainty that an exploration and evaluation asset will be developed, as evidenced by the classification of proved or probable reserves and the appropriate internal and external approvals, the asset is transferred to oil and gas properties. The Company records geological and geophysical expenses to the consolidated statements of loss and comprehensive loss as incurred.

Oil and Gas Properties

(h)	Oil and Gas Properties

Oil and gas properties (“O&G”) include development and productions costs, less accumulated depletion and depreciation and accumulated impairment loss. O&G are grouped into CGUs for impairment testing. The Company has grouped its O&G into two CGUs: the Cendere Oil Field and SASB Gas Field.

When significant parts of an item of O&G have different useful lives, they are accounted for as separate items (major components). Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of O&G are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in the consolidated statements of loss and comprehensive loss as incurred.

Such capitalized items generally represent costs incurred in developing proved and/or probable reserves and bringing on or enhancing production from such reserves and are accumulated on a field or geotechnical area basis. The carrying amount of any replaced or sold component is derecognized. The costs of the day-to-day servicing of oil and gas properties are recognized in the consolidated statements of loss and comprehensive loss as incurred.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

(h)	Oil and Gas Properties (continued)

The net carrying value of O&G is depleted using the unit-of-production method by reference to the ratio of production in the year to the related proved reserves, considering estimated future development costs necessary to bring those reserves into production. The estimated future development costs is added to the carrying value of O&G to calculate depletion. These estimates are reviewed by independent reservoir engineers at least annually.

Impairment of Non-financial Assets

(i)	Impairment of Non-financial Assets

Exploration and evaluation assets, O&G, and property and equipment are reviewed when events or changes in circumstances indicate the assets may not be recoverable. Exploration and evaluation assets are also tested for impairment immediately prior to being transferred to O&G. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Impairment exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the consolidated statements of loss and comprehensive loss. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the CGU to which the asset belongs.

These calculations are based on available data, other observable inputs, and projections of cash flows, all of which are subject to estimates and assumptions. Recoverable amounts are also sensitive to assumptions about the future usefulness of in-process development and the related marketing rights.

Provisions

(j)	Provisions

Provisions are recognized by the Company when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are recognized for the asset retirement obligation associated with the Company’s exploration and evaluation assets and O&G. Provisions for the asset retirement obligation are measured at the present value of management’s best estimate of the future cash flows required to settle the present obligation, using the risk-free interest rate. The value of the obligation is added to the carrying amount of the associated asset and amortized over the useful life of the asset. The provision is accreted over time with actual expenditures charged against the accumulated obligation. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows are recognized as a change in the asset retirement obligation and related assets.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Financial Instruments

(k)	Financial Instruments

Classification

The Company classifies its financial instruments into one of the following categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVOCI”), or at amortized cost. This determination is made at initial recognition. All financial instruments are initially recognized at fair value on the consolidated statements of financial position, net of any transaction costs except for financial instruments classified as FVTPL, where transaction costs are expensed as incurred. Subsequent measurement of financial instruments is based on their classification. The Company classifies its cash and cash equivalents as FVTPL, amounts receivable and notes and amounts receivable for equity issued as financial assets at amortized cost, and accounts payable and accrued liabilities, loans payable, and convertible debt as financial liabilities at amortized cost. Embedded derivatives in other financial instruments or other host contracts are recorded as separate derivatives when their risks and characteristics are not closely related to those of the host contract.

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost sing the effective interest rate (“EIR”), less any impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the consolidated statements of loss and comprehensive loss.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from subsequent changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of loss and comprehensive loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the EIR method, foreign exchange gains and losses and impairment are recognized in the consolidated statements of loss and comprehensive loss. Other net gains and losses are recognized in other comprehensive income (“OCI”). On derecognition, net gains and losses accumulated in OCI are reclassified to the consolidated statements of loss and comprehensive loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in the consolidated statements of loss and comprehensive loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to consolidated statements of loss and comprehensive loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Impairment of Financial Assets at Amortized Cost

The Company recognizes an expected credit loss on financial assets that are measured at amortized cost. At each reporting date, the Company measures the allowance for expected credit loss for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date the credit risk has not increased significantly since initial recognition, the Company measures the allowance for expected credit loss for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the consolidated statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the allowance for expected credit loss at the reporting date to the amount that is required to be recognized.

Fair value

Fair value estimates are made at the consolidated statements of financial position date based on relevant market information and other information about financial instruments. Financial assets and financial liabilities measured at fair value in the consolidated statements of financial position are grouped into a fair value evaluation hierarchy.

This hierarchy groups financial assets and financial liabilities into three levels according to the significance of the inputs used in the fair value evaluation of the financial assets and financial liabilities. The fair value levels of the hierarchy are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities at the financial reporting date;

Level 2 – Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the assets or liabilities that are not based on observable market data.

The level within which the financial asset or financial liability is classified is determined based on the lowest level of significant input to the fair value measurement. The Company’s cash and cash equivalents is categorized as Level 1. There were no changes in classification within the levels of fair value hierarchy during the years ended December 31, 2024, 2023 and 2022.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flow from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is initially recognized at fair value. Gains and losses on derecognition are recognized in consolidated statements of loss and comprehensive loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Income Taxes

(l)	Income Taxes

Current Tax

Current tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred Tax

Deferred tax is recognized on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax relating to items recognized directly in OCI or equity is recognized in OCI or equity and not in profit or loss.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that future taxable income will be available to allow all or part of the temporary differences to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted and are expected to apply by the end of the reporting period. Deferred tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Stock-Based Compensation

(m)	Stock-Based Compensation

Under the Company’s equity-based compensation plans, stock-based awards may be granted to executives, employees, and non-employee directors. The Company grants restricted share units (“RSUs”) and stock options to directors, officers, employees, and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes or provides services like those performed by an employee.

The costs of equity-settled transactions with employees are measured by reference to the fair value at the date on which they are granted, using the Black Scholes valuation model. The costs of equity-settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (the “vesting date”). For cash settled stock-based compensation, the expense is determined based on the fair value of the liability at the end of the reporting period until the award is settled.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at fair value of the stock-based payment.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

(m)	Stock-Based Compensation (continued)

The cumulative expense is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period, and the corresponding amount is represented in the warrant and option reserve. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the consolidated statements of loss and comprehensive loss.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether or not the market condition is satisfied provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense or its reduction is recognized for any modification which increases or decreases the total fair value of the stock-based payment arrangement or is otherwise beneficial to the employee as measured at the date of modification. Where an award is cancelled by the Company or the counterparty, any remaining element of the fair value of the award is expensed immediately or reversed through profit or loss, depending on the type of cancellation. The dilutive effect of outstanding options is reflected as additional dilution in the computation of earnings per share whereas anti-dilutive options are ignored.

Consideration paid to the Company on exercise of stock-based awards is credited to share capital and the associated amount in warrant and option reserve is reclassified to share capital.

Unit Offerings

(n)	Unit Offerings

Common shares are classified as equity. Proceeds from unit placements are allocated between shares and warrants issued using the residual method. The residual method first allocates fair value to the component with the best evidence of fair value and then the residual value, if any, to the less easily measurable component. If the attached warrants do not meet the definition of a derivative liability, the fair value of the common shares, measured on date of issue, are determined to be the component with the best evidence of fair value. The balance, if any, is allocated to the attached warrants. If the attached warrants meet the definition of a derivative liability, the proceeds are first allocated to the fair value of the warrants and then the residual value, if any, is allocated to the common shares. Costs directly identifiable with share capital financings are charged against share capital. If the subscription is not funded upon issuance, the Company records a receivable as a contra account to shareholders’ equity.

Loss per Share

(o)	Loss per Share

Basic earnings per share are calculated by dividing the net earnings for the period by the weighted average number of common shares outstanding during the period.

Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding for dilutive common shares. The number of shares included is computed using the treasury stock method. As certain instruments can be exchanged for common shares of the Company, they are considered potentially dilutive and are included in the calculation of the Company’s diluted net earnings per share if they have a dilutive impact in the period. The impact of potentially dilutive securities is not considered in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Leases

(p)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset on the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term. Judgment is applied to determine the lease term where a renewal option exists. Right-of-use assets are depreciated using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. In addition, the right-of-use assets may be reduced by impairment losses or adjusted for certain remeasurements of the lease liability.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less. The lease payments are recognized as an expense when incurred over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, and variable payments that are based on an index or rate.

Cash payments for the principal portion of the lease liability are presented within the financing activities section and the interest portion of the lease liability is presented within the operating activities section of the consolidated statements of cash flows. Short-term lease payments and variable lease payments not included in the measurement of the lease liability are presented within the operating activities section of the consolidated statements of cash flows.

Foreign Currency Translation

(q)	Foreign Currency Translation

Functional currencies of the Company’s individual entities are the currency of the primary economic environment in which the entity operates. Transactions in foreign currencies are translated to the appropriate functional currency at foreign exchange rates that approximate those on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the appropriate functional currency at foreign exchange rates as at the date of the statement of financial position. Foreign exchange differences arising on translation are recognized in net earnings. Non-monetary assets that are measured in a foreign currency at historical cost are translated using the exchange rate at the date of the transaction.

In preparing the Company’s consolidated financial statements, the financial statements of each entity are translated into USD, the presentation currency of the Company. The assets and liabilities of foreign operations are translated into USD at exchange rates as at the date of the statement of financial position. Revenues and expenses of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated into USD using average foreign exchange rates for the period. The financial statements (i.e. assets, liabilities, revenues and expenses) of foreign operations whose functional currency is the currency of a hyperinflationary economy, is first adjusted in accordance with the Company’s hyperinflation accounting policy, and then translated to USD at exchange rates as at the date of the statement of financial position. Foreign exchange differences resulting from translation from functional currency to presentation currency are recognized in other comprehensive income or loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Convertible Debt

(r)	Convertible Debt

The components of the compound financial instrument (convertible debt) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. The conversion option that will be settled by the exchange of a fixed amount in cash for a fixed number of equity instruments of the Company is classified as an equity instrument. At the issue date, the liability component is recognized at fair value, which is estimated using the interest rate on the market for similar nonconvertible instruments. Subsequently, the liability component is measured at amortized cost using the EIR until it is extinguished on conversion or maturity.

The value of the conversion option classified as equity is determined at the issue date, by deducting the amount of the fair value of the liability component from the fair value of the compound instrument as a whole. This amount is recognized in equity, net of tax effects, and is not revised subsequently. When the conversion option is exercised, the equity component of the convertible notes will be transferred to share capital. No profit or gain is recognized to the conversion or expiration of the conversion option.

Assets Held For Sale

(s)	Assets Held For Sale

Non-current assets are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is met when the sale is highly probable, the asset is available for immediate sale in its present condition and the sale is expected to be completed within one year from the date of classification.

Non-current assets held for sale are presented separately in current assets within the consolidated statements of financial position. Assets held for sale are measured at the lower of carrying amount and fair value less cost to sell, and are not depreciated, depleted or amortized. An impairment loss is recognized for any initial or subsequent write-down of the assets held for sale to fair value less costs to sell. The comparative period consolidated statement of financial position is not restated.

New IFRS Pronouncements

(t)	New IFRS Pronouncements

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2025.

Amendments to IFRS 9 and IFRS 7, issued in May 2024, clarify the date of recognition in financial assets and liabilities, and add further guidance for assessing whether a financial asset meets the solely payment of principal and interest criterion. The amendments also add new disclosures for certain instruments with contractual terms that can change cash flows (on occurrence or non-occurrence of a contingent event) and updated the disclosure for investments in equity instruments designated at fair value through other comprehensive income. The amendments are effective for annual periods beginning on or after January 1, 2026, and are to be applied retrospectively. The Company does not expect the amendments to have a material impact on its consolidated financial statements.

IFRS 18 - Presentation and Disclosure in Financial Statements was issued in April 2024. IFRS 18 replaces IAS 1 and introduces significant changes to the presentation of financial statements to enhance comparability across entities. The key requirements of the standard include:

●	Separate reporting of operating, investing, and financing activities in the statement of earnings, with prescribed subtotals for each category.

●	Disclosure of management-defined performance measures in a dedicated note within the financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application required. The Company intends to assess the impact of IFRS 18 on its consolidated financial statements closer to the effective date.